Notes Payable (Tables)	12 Months Ended
Dec. 31, 2014
Notes Payable [Abstract]
Schedule of Debt
Outstanding notes payable consist of (all amounts in thousands):

	2014	2013
Senior Debt - Term Loan	$4,239	$6,023
Senior Debt - Real Estate Loan	1,551	1,679
Subordinated Term Loan	9,676	8,659
Promissory Note Payable	860	1,075
Total	16,326	17,436
Less: Unamortized debt discount	(337)	(542)
Less: Current portion of notes payable, including current portion of unamortized debt discount	(5,775)	(1,925)
Notes payable, net of current portion	$10,214	$14,969

Schedule Of Carrying Value Of The Subordinated Term Loan
The carrying value of the Subordinated Term Loan is as follows (all amounts in thousands):

	2014	2013
Principal amount of loan	$9,676	$8,659
Less: unamortized debt discount	(285)	(424)
	$9,391	$8,235

Schedule Of Interest Costs Of The Subordinated Term Loan
Interest costs for the Subordinated Term Loan are as follows (all amounts in thousands):

	2014	2013
Contractual interest coupon rate	$1,153	$949
Amortization of related debt discount and debt issuance costs	221	486
Total interest expense recognized	$1,374	$1,435

Schedule of Contractual Obligation, Fiscal Year Maturity
As of December 31, 2014, future minimum payments due for notes payable (excluding the related party note payable discussed in Note 13) for each of the five succeeding years and beyond are as follows (all amounts in thousands):

Year Ending December 31,
2015	$6,005
2016	9,891
2017	215
2018	215
2019	0
Thereafter	0
$16,326